Loans Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Schedule of Loans Receivable

Loans receivable consist of the following:

	As of December 31,
	2018	2019
	US$’000	US$’000
Personal loans	8,981	3,450
Allowance for loan losses
Individually assessed	(114)	(255)
Collectively assessed	(440)	(2,700)
Allowance for loan losses	(554)	(2,955)
Loans receivable, net	8,427	495

Schedule of Activity in Allowance for Loan Losses

The activity in the allowance for loan losses for the years ended December 31, 2018 and 2019 consisted of the following:

	For the year ended December 31,
	2018	2019
	US$’000	US$’000
Beginning balance	99	554
Provisions	455	2,401
Release of allowance related to loans receivable sold or expired	—	—
Ending balance	554	2,955

Summary of Aging of Loans

The following table represents the aging of loans as of December 31, 2018 and 2019 (US$’000):

	1- 89 days past due	90- 179 days past due	180- 365 days past due	Over 1 year past due	Total past due	Current	Total loans
December 31, 2018	40	2	12	185	239	8,742	8,981
December 31, 2019	21	873	1,551	592	3,037	413	3,450